Leuthold Select Industries Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.89%
Air Freight & Logistics - 2.10%
Atlas Air Worldwide Holdings, Inc. (a)	1,319	$124,144
FedEx Corp.	528	136,562
Hub Group, Inc. - Class A (a)	1,170	98,561
		359,267
Banks - 1.43%
Citigroup, Inc.	1,874	113,171
JPMorgan Chase & Co.	829	131,272
		244,443
Capital Markets - 11.59%
Coinbase Global, Inc. - Class A (a)	296	74,702
Evercore, Inc. - Class A	1,270	172,529
The Goldman Sachs Group, Inc.	897	343,147
Intercontinental Exchange, Inc.	880	120,358
Jefferies Financial Group, Inc.	2,527	98,048
Moody's Corp.	301	117,565
Morgan Stanley	3,233	317,351
Nasdaq, Inc.	487	102,275
Raymond James Financial, Inc.	1,806	181,322
Stifel Financial Corp.	2,351	165,557
Tradeweb Markets, Inc. - Class A	862	86,321
UBS Group AG (b)	11,522	205,898
		1,985,073
Computer Systems Design and Related Services - 0.54%
Infosys, Ltd. - ADR	3,643	92,204

Consumer Finance - 4.20%
Ally Financial, Inc.	2,393	113,931
Capital One Financial Corp.	1,197	173,673
Discover Financial Services	931	107,586
OneMain Holdings, Inc.	1,899	95,026
Santander Consumer USA Holdings, Inc.	2,770	116,395
Synchrony Financial	2,414	111,986
		718,597
Distributors - 1.03%
LKQ Corp.	2,949	177,029

Electronic Equipment, Instruments & Components - 2.32%
Arrow Electronics, Inc. (a)	706	94,795
Insight Enterprises, Inc. (a)	1,317	140,392
SYNNEX Corp.	1,421	162,505
		397,692
Food & Staples Retailing - 4.56%
BJ's Wholesale Club Holdings, Inc. (a)	3,186	213,367
Costco Wholesale Corp.	572	324,724
Walmart, Inc.	1,680	243,079
		781,170
Health Care Equipment & Supplies - 0.81%
Abbott Laboratories	981	138,066

Health Care Providers & Services - 6.56%
Anthem, Inc.	577	$267,462
Centene Corp. (a)	2,629	216,630
Humana, Inc.	543	251,876
UnitedHealth Group, Inc.	772	387,652
		1,123,620
Household Durables - 5.96%
D.R. Horton, Inc.	2,451	265,811
KB Home	1,821	81,453
Lennar Corp. - Class A	1,466	170,290
Meritage Homes Corp. (a)	1,046	127,675
PulteGroup, Inc.	3,712	212,178
Toll Brothers, Inc.	2,253	163,095
		1,020,502
Interactive Media & Services - 4.53%
Alphabet, Inc. - Class A (a)	199	576,511
Meta Platforms, Inc. - Class A (a)	592	199,119
		775,630
IT Services - 7.58%
Accenture PLC - Class A (b)	308	127,681
Amdocs, Ltd.	1,145	85,692
CGI, Inc. (a)	993	87,881
Cognizant Technology Solutions Corp.	1,022	90,672
Concentrix Corp.	1,421	253,819
DXC Technology Co. (a)	2,763	88,941
Gartner, Inc. (a)	259	86,589
Mastercard, Inc. - Class A	589	211,639
Visa, Inc. - Class A	781	169,251
Wipro, Ltd. - ADR	9,773	95,384
		1,297,549
Life Sciences Tools & Services - 0.78%
Thermo Fisher Scientific, Inc.	201	134,115

Media - 0.77%
Comcast Corp. - Class A	2,622	131,965

Metals & Mining - 0.52%
ArcelorMittal SA - NYRS	2,814	89,570

Multiline Retail - 5.56%
Dollar General Corp.	1,430	337,237
Target Corp.	2,655	614,473
		951,710
Oil, Gas & Consumable Fuels - 6.70%
APA Corp.	3,660	98,418
BP PLC - ADR	4,231	112,672
California Resources Corp.	1,924	82,174
EOG Resources, Inc.	1,453	129,070
Equinor ASA - ADR	4,806	126,542
Exxon Mobil Corp.	1,991	121,829
Imperial Oil, Ltd. (b)	2,428	87,651
Marathon Oil Corp.	5,998	98,487
Royal Dutch Shell PLC - ADR	2,841	123,299
Suncor Energy, Inc. (b)	3,537	88,531
Whiting Petroleum Corp. (a)	1,212	78,392
		1,147,065
Paper & Forest Products - 0.74%
Louisiana-Pacific Corp.	1,620	126,927

Professional Services - 4.72%
ASGN, Inc. (a)	1,459	$180,040
Insperity, Inc.	1,143	135,000
Korn Ferry	1,594	120,714
ManpowerGroup, Inc.	1,057	102,878
Robert Half International, Inc.	1,707	190,365
TriNet Group, Inc. (a)	836	79,637
		808,634
Semiconductors & Semiconductor Equipment - 10.32%
Applied Materials, Inc.	2,799	440,451
KLA Corp.	577	248,173
Lam Research Corp.	822	591,141
MKS Instruments, Inc.	1,063	185,143
SolarEdge Technologies, Inc. (a)(b)	1,075	301,613
		1,766,521
Software - 5.14%
Adobe, Inc. (a)	337	191,099
Microsoft Corp.	1,923	646,743
VMware, Inc.	368	42,644
		880,486
Specialty Retail - 4.77%
Asbury Automotive Group, Inc. (a)	420	72,547
AutoNation, Inc. (a)	1,028	120,122
Best Buy Co., Inc.	739	75,082
Group 1 Automotive, Inc.	477	93,120
The Home Depot, Inc.	325	134,878
Penske Automotive Group, Inc.	1,206	129,307
Rent-A-Center, Inc.	1,600	76,864
Williams-Sonoma, Inc.	673	113,825
		815,745
Technology Hardware, Storage & Peripherals - 2.02%
Apple, Inc.	1,683	298,850
Dell Technologies, Inc. - Class C (a)	835	46,902
		345,752
Thrifts & Mortgage Finance - 0.89%
Flagstar Bancorp, Inc.	1,707	81,833
PennyMac Financial Services, Inc.	1,006	70,199
		152,032
Trading Companies & Distributors - 2.34%
MSC Industrial Direct Co., Inc. - Class A	585	49,175
Triton International, Ltd. (b)	1,152	69,385
United Rentals, Inc. (a)	534	177,443
WESCO International, Inc. (a)	791	104,088
		400,091
Wireless Telecommunication Services - 0.41%
T-Mobile US, Inc. (a)	607	70,400
TOTAL COMMON STOCKS (Cost $11,461,114)		$16,931,855

SHORT-TERM INVESTMENTS - 1.05%
Money Market Funds - 1.05%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)	179,479	$179,479
TOTAL SHORT-TERM INVESTMENTS (Cost $179,479)		$179,479

Total Investments (Cost $11,640,593) - 99.94%		$17,111,334
Other Assets in Excess of Liabilities - 0.06%		10,267
TOTAL NET ASSETS - 100.00%		$17,121,601

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$16,931,855	$–	$–	$16,931,855
Money Market Funds	179,479	–	–	179,479
Total Investments in Securities	$17,111,334	$–	$–	$17,111,334